Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Components of Inventory	The components of inventories are as follows:

	December 31
	2015	2016
	US$	US$
Finished goods	13,860	24,782
Work in process	21,201	31,185
Raw materials	12,049	15,920

	47,110	71,887